Note 22 - Financial liabilities at amortized cost (Details) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deposits
Deposits from cental banks	[1]	€ 27,281	€ 37,054	€ 34,740
Deposits from credit institutions		31,978	54,516	63,501
Customer deposits		375,970	376,379	401,465
Debt certificates, at amortized cost		61,112	63,915	76,375
Other financial liabilities, at amortized cost		12,844	11,850	13,129
FINANCIAL LIABILITIES AT AMORTIZED COST		€ 509,185	€ 543,713	€ 589,210

[1]	(*) As of December 31, 2018, balance relating to repurchase agreements in Central Banks is €375 million (see Note 35).